Share capital (Tables)	18 Months Ended
Oct. 31, 2018
Share capital [Abstract]
Capital Structure
Ordinary shares at 10 pence each as at October 31, 2018 (April 30, 2017: 10 pence each; April 30, 2016: 10 pence each)

	October 31, 2018			April 30, 2017			April 30, 2016
	Shares	$	’000	Shares	$	’000	Shares	$	’000
Issued and fully paid
At May 1	229,674,479		39,700	228,706,210		39,573	228,587,397		39,555
Shares issued to satisfy option awards	1,894,673		251	968,269		127	118,313		18
Share reorganization	(16,935,536)		(2,926)	-		-	500		-
Shares issued relating to acquisition of HPE Software business (note 39)	222,166,897		28,773	-		-	-		-
At October 31 / April 30	436,800,513		65,798	229,674,479		39,700	228,706,210		39,573

“B” shares at 168 pence each
	October 31, 2018			April 30, 2017			April 30, 2016
	Shares	$	’000	Shares	$	’000	Shares	$	’000
Issued and fully paid
At May 1	-		-	-		-	-		-
Issue of B shares	229,799,802		500,000	-		-	-		-
Redemption of B shares	(229,799,802)		(500,000)	-		-	-		-
At October 31 / April 30	-		-	-		-	-		-